FORWARD FUNDS

Supplement dated November 14, 2011

to the

Forward Funds Investor Class and Institutional Class Prospectus (the “No-Load Prospectus”) and

Forward Funds Class A, Class B, Class C and Class M Prospectus (the “Load Prospectus”)

each dated May 1, 2011, as supplemented

IMPORTANT NOTICE REGARDING CHANGES IN PRINCIPAL INVESTMENT STRATEGY, PRINCIPAL RISKS, AND PORTFOLIO MANAGER

The following information applies to the Forward International Small Companies Fund (the “Fund”) only:

Change to Principal Investment Strategy

Effective immediately, the following paragraph is added following the last paragraph under the heading “Principal Investment Strategies” in the Fund’s “Fund Summary” section in the No-Load Prospectus and Load Prospectus:

In order to reduce transaction costs, Forward Management, LLC (“Forward Management” or the “Advisor”) will purchase ETFs and derivatives, including futures, swap agreements and structured notes, to “equitize” cash flows into the portfolio. The Advisor may purchase high grade short term fixed income securities to serve as collateral for derivative investments entered into by the Fund.

The following paragraph regarding management of the cash portion of the Fund is added following the paragraph under the heading “Investment Advisor/Portfolio Manager” in the Fund’s “Fund Summary” section in the No-Load Prospectus and Load Prospectus:

(Cash Portion Only)

Forward Management directly manages the cash portion of the Fund without the use of a sub-advisor. The cash portion of the Fund is team managed and all investment decisions are made jointly by the team. The members of the team are: Nathan J. Rowader, Director of Investments, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Paul Broughton, CFA, Assistant Portfolio Manager. Mr. Rowader and Mr. Herber have co-primary responsibility for the day-to-day management of the cash portion of the Fund. Messrs. Rowader, O’Donnell, Herber, and Broughton have managed the cash portion of the Fund since November 2011.

The third sentence of the second paragraph under the heading/subheading “MANAGEMENT OF THE FUNDS – Investment Advisor/Portfolio Managers” on pages 114-115 of the No-Load Prospectus and page 110 of the Load Prospectus shall be replaced to read as follows:

Forward Management directly manages the assets of the Allocation Funds, Forward Commodity Long/Short Strategy Fund, Forward Extended MarketPlus Fund, Forward Focus Fund, Forward Frontier Strategy Fund, Forward Global Infrastructure Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Large Cap Equity Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Small Cap Equity Fund, Forward U.S. Government Money Fund, the cash portion of the Forward Emerging Markets Fund, and the cash portion of the Forward International Small Companies Fund without the use of a sub-advisor, and has delegated this authority to the sub-advisors for the balance of the Funds.

The first sentence of the sixth complete paragraph on page 116 of the No-Load Prospectus and page 111 of the Load Prospectus shall be replaced to read as follows:

The Allocation Funds, Forward Frontier Strategy Fund, Forward U.S. Government Money Fund, the cash portion of the Forward Emerging Markets Fund, and the cash portion of the Forward International Small Companies Fund are team managed and all investment decisions are made jointly by the team.

The last sentence of the seventh complete paragraph on page 116 of the No-Load Prospectus and page 111 of the Load Prospectus shall be replaced to read as follows:

Mr. O’Donnell has managed the Allocation Funds and the Forward U.S. Government Money Fund since September 2008, the cash portion of the Forward Emerging Markets Fund since August 2009, the Forward Frontier Strategy Fund since its inception in December 2008, and the cash portion of the Forward International Small Companies Fund since November 2011.

The second sentence of the eighth complete paragraph on page 116 of the No-Load Prospectus and page 111 of the Load Prospectus shall be replaced to read as follows:

Mr. Rowader has primary responsibility for the day-to-day management of the Allocation Funds and co-primary responsibility for the day-to-day management of the Forward Frontier Strategy Fund, Forward U.S. Government Money Fund, the cash portion of the Forward Emerging Markets Fund, and the cash portion of the Forward International Small Companies Fund.

The last sentence of the eighth complete paragraph on page 116 of the No-Load Prospectus and page 111 of the Load Prospectus shall be replaced to read as follows:

Mr. Rowader has managed the Allocation Funds and the Forward U.S. Government Money Fund since February 2007, the cash portion of the Forward Emerging Markets Fund since August 2009, the Forward Frontier Strategy Fund since its inception in December 2008, and the cash portion of the Forward International Small Companies Fund since November 2011.

The second sentence of the last paragraph on page 116 of the No-Load Prospectus and the first paragraph on page 112 of the Load Prospectus shall be replaced to read as follows:

Mr. Herber has co-primary responsibility for the day-to-day management of the Forward Frontier Strategy Fund, the cash portion of the Forward Emerging Markets Fund, and the cash portion of the Forward International Small Companies Fund.

The last sentence of the last paragraph on page 116 of the No-Load Prospectus and the first paragraph on page 112 of the Load Prospectus shall be replaced to read as follows:

Mr. Herber has managed the Allocation Funds and Forward U.S. Government Money Fund since February 2008, the cash portion of the Forward Emerging Markets Fund since August 2009, the Forward Frontier Strategy Fund since its inception in December 2008, and the cash portion of the Forward International Small Companies Fund since November 2011.

The last sentence of the first complete paragraph on page 117 of the No-Load Prospectus and the second complete paragraph on page 112 of the Load Prospectus shall be replaced to read as follows:

Mr. Broughton has managed the Allocation Funds, the cash portion of the Forward Emerging Markets Fund, the Forward Frontier Strategy Fund, and the Forward U.S. Government Money Fund since February 2011 and the cash portion of the Forward International Small Companies Fund since November 2011.

Addition of Principal Risks

Effective immediately, the following principal risks shall be added to the section titled “Principal Risks” on pages 64-65 of the No-Load Prospectus and page 65 of the Load Prospectus:

Cash and Cash Equivalents: The holding by the Fund of a substantial portion of its assets in cash and/or cash equivalents such as money market securities, U.S. government obligations and short-term debt securities, which may occur under certain market conditions, could have a negative effect on the Fund’s ability to achieve its investment objective.

Derivatives: The market value of the derivative instruments in which the Fund may invest, including options, futures contracts, forward currency contracts, swap agreements and other similar instruments, may be more volatile than that of other instruments. When investing in derivatives for hedging purposes, certain additional transaction costs may be accrued that may reduce the Fund’s performance. In addition, there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by Forward Management and/or the Fund’s sub-advisor.

Exchange-Traded Funds (“ETFs”): The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the ETFs in which the Fund may invest. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund, and the Fund’s shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying the Fund’s expenses. References to the “Fund” in these risks include the Fund or underlying ETF, as applicable.

Securities Issued by Other Investment Companies: The Fund may invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in the underlying funds exposes the Fund to all the risks of the underlying funds, and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

Tax: The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules.

Effective immediately, the information concerning the Fund’s principal and non-principal risks contained in the table in the section titled “DISCUSSION OF PRINCIPAL AND NON-PRINCIPAL RISKS” on pages 105-06 of the No-Load Prospectus and pages 100-01 of the Load Prospectus shall be replaced to read as follows:

RISKS:	Forward International Small Companies Fund
Allocation	N/A
Banking and Financial Services	N/A
Borrowing	NP
Cash and Cash Equivalents	P
Commodity Sector	N/A
Concentration	N/A
Currency Transactions	P
Debt Securities	NP
Depositary Receipts	NP
Derivatives	P
Emerging Market and Frontier Market Securities	P
Equity Securities	P
Exchange-Traded Funds	P
Exchange-Traded Notes	NP
Foreign Securities	P
Government- Sponsored Enterprises	N/A
Growth Stocks	NP
Hedging	NP
Infrastructure-Related Investment	N/A
Liquidity Risk	N/A
Lower-Rated Debt Securities	N/A
Mortgage- Related and Other Asset- Backed Securities	N/A
Multi-Manager	N/A
Municipal Bonds	N/A

RISKS:	Forward International Small Companies Fund
No Operating History	N/A
Non-Diversification	N/A
Overseas Exchanges	P
Portfolio Turnover	P
Real Estate Securities and REITs	NP
Repurchase Agreements	NP
Restricted and Illiquid Securities	NP
Securities Issued by Other Investment Companies	P
Short Sales	NP
Small and Medium Capitalization Stocks	P
Subsidiary	N/A
Tax	P
Tax Reform	N/A
Value Stocks	NP

P = Principal Risk

NP = Non-Principal Risk

N/A = Not Applicable

Change in Portfolio Manager

Aylin Suntay is no longer involved in the day-to-day management of the Fund. Accordingly, all references to Ms. Suntay in the prospectuses shall be deleted.

****

Effective immediately, Bill Barker is Team Head and Senior Investment Manager. Accordingly, the fourth and fifth sentences under the heading “Investment Advisor/Portfolio Manager” in the Fund’s “Fund Summary” section in the No-Load Prospectus and Load Prospectus shall be revised to read as follows:

The members of the team are: Bill Barker, Team Head and Senior Investment Manager, Justin Hill, Senior Investment Manager, Michael McLaughlin, Senior Investment Manager, and Oliver Knobloch, Senior Investment Manager. Mr. Barker has managed the Fund since November 2007.

Additionally, the last sentence under the heading “Investment Advisor/Portfolio Manager” in the Fund’s “Fund Summary” section in the No-Load Prospectus and Load Prospectus shall be deleted.

The following information shall be added under the heading/subheading “MANAGEMENT OF THE FUNDS – Sub-Advisors/Portfolio Managers” after the fourth complete paragraph on page 121 of the No-Load Prospectus and after the first complete paragraph on page 116 of the Load Prospectus:

Bill Barker, Head and Senior Investment Manager, Small Cap Equities Team. Mr. Barker joined PAM in November 2007 and is responsible for the UK. Before joining PAM, he worked as a UK Small Caps Manager for Threadneedle Investments (2000 to 2007) and previously held the same position at HSBC Asset Management (1996 to 1999) and Lloyds Investment Management (1992 to 1996). Mr. Barker graduated from Hull University with a BSc in Economics & Econometrics. Mr. Barker has managed the Fund since November 2007.

Additionally, the ninth complete paragraph on page 121 of the No-Load Prospectus and the sixth complete paragraph on page 116 of the Load Prospectus shall be deleted.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP ISC PRO 11142011

FORWARD FUNDS

Supplement dated November 14, 2011

to the

Forward Funds Statement of Additional Information (the “SAI”)

dated May 1, 2011, as supplemented

This supplement amends the SAI dated May 1, 2011, as supplemented, in order to incorporate changes in the principal investment strategies and in the portfolio management team for the Forward International Small Companies Fund (the “Fund”). The following information applies to the Fund only:

Change to Principal Investment Strategy

The first sentence of the first complete paragraph on page 16 of the SAI is amended to read as follows:

Forward Management has delegated to the Sub-Advisors the authority to manage each Fund, other than with regard to the Allocation Funds, Forward Commodity Long/Short Strategy Fund, Forward CorePlus Fund, Forward Extended MarketPlus Fund, Forward Focus Fund, Forward Frontier Strategy Fund, Forward Global Infrastructure Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Large Cap Equity Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Small Cap Equity Fund, Forward Strategic Alternatives Fund, Forward U.S. Government Money Fund, the cash portion of the Forward Emerging Markets Fund, and the cash portion of the Forward International Small Companies Fund (collectively, the “Forward Management Directly Advised Funds”).

The following sentence shall be added after the last sentence of the first complete paragraph on page 16 of the SAI:

Forward Management has managed the cash portion of the Forward International Small Companies Fund since November 2011.

The first sentence of the paragraph under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Forward Emerging Markets Fund, Forward International Small Companies Fund” on page 17 of the SAI is amended to read as follows:

Forward Management has engaged the services of Pictet Asset Management Limited (“PAM Ltd”), which is part of Pictet Asset Management (“PAM”), to act as sub-advisor with regard to the non-cash portion of the Forward Emerging Markets Fund and the non-cash portion of the Forward International Small Companies Fund.

The sixth sentence of the paragraph under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Forward Emerging Markets Fund, Forward International Small Companies Fund” on page 17 of the SAI is amended to read as follows:

The cash portion of the Forward Emerging Markets Fund’s portfolio and the cash portion of the Forward International Small Companies Fund’s portfolio are managed directly by Forward Management.

The first sentence of the final paragraph on page 19 of the SAI is amended to read as follows:

The Investment Advisor compensates the Sub-Advisors for the Forward Banking and Finance Fund, Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund (non-cash portion), Forward Growth Fund, Forward International Small Companies Fund (non-cash portion), Forward Tactical Enhanced Fund, and Forward Tactical Growth Fund out of the Investment Advisor’s revenues.

The first sentence of the first complete paragraph on page 22 of the SAI is amended to read as follows:

For the services provided pursuant to the Sub-Advisory Agreements with Forward Management, the Sub-Advisors for the Forward Banking and Finance Fund, Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund (non-cash portion), Forward Growth Fund, Forward International Small Companies Fund (non-cash portion), Forward Tactical Enhanced Fund and Forward Tactical Growth Fund are paid an annual fee from Forward Management; and the Sub-Advisors for the Forward High Yield Bond Fund, Forward International Equity Fund, and Forward Investment Grade Fixed-Income Fund are paid an annual fee from the Trust on behalf of the applicable Fund.

The heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers – Pictet Asset Management Limited: Forward International Small Companies Fund” on page 28 of the SAI shall be amended to read as “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers – Pictet Asset Management Limited: Forward International Small Companies Fund (Non-Cash Portion).”

The heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Allocation Funds, Forward Emerging Markets Fund (Cash Portion), Forward Frontier Strategy Fund, Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund” on page 36 of the SAI shall be amended to read as “INVESTMENT ADVISORY AND OTHER SERVICES – Allocation Funds, Forward Emerging Markets Fund (Cash Portion), Forward Frontier Strategy Fund, Forward International Small Companies Fund (Cash Portion), Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund.” Additionally, the first four sentences of the paragraph under this heading/subheading on page 36 of the SAI are amended to read as follows:

The Allocation Funds, Forward Emerging Markets Fund (cash portion), Forward Frontier Strategy Fund, Forward International Small Companies Fund (cash portion), Forward Strategic Alternatives Fund, and Forward U.S. Government Money Fund are team managed by Nathan J. Rowader, Director of Investments, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Paul Broughton, CFA, Assistant Portfolio Manager. Mr. Rowader has primary responsibility for the day-to-day management of the Allocation Funds and Forward Strategic Alternatives Fund and co-primary responsibility for the day-to-day management of the Forward U.S. Government Money Fund and Forward Frontier Strategy Fund, the cash portion of the Forward Emerging Markets Fund, and the cash portion of the Forward International Small Companies Fund. Mr. Broughton has co-primary responsibility for the day-to-day management of the Forward U.S. Government Money Fund. Mr. Herber has co-primary responsibility for the day-to-day management of the Forward Frontier Strategy Fund, the cash portion of the Forward Emerging Markets Fund, and the cash portion of the Forward International Small Companies Fund.

Change in Portfolio Manager

Aylin Suntay is no longer involved in the day-to-day management of the Fund. Accordingly, all references to Ms. Suntay in the SAI shall be deleted.

****

Effective immediately, Bill Barker is Team Head and Senior Investment Manager. Accordingly, the following sentences shall replace the first two sentences of the first paragraph under the heading/sub-heading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers – Pictet Asset Management Limited: Forward International Small Companies Fund (Non-Cash Portion)” on page 28 of the SAI:

PAM Ltd constructs the non-cash portion of the portfolio of the Forward Emerging Markets Fund using a team approach. Bill Barker, Head and Senior Investment Manager, Small Cap Equities Team, Michael McLaughlin, Senior Investment Manager, Justin Hill, Senior Investment Manager, and Oliver Knobloch, Senior Investment Manager are the four portfolio managers with the most significant responsibility for the day-to-day management of the Forward International Small Companies Fund.

****

The information concerning the portfolio managers’ ownership with respect to the Fund as contained in the table under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers” on pages 39-42 of the SAI is replaced to read as follows:

Information as of December 31, 2010 (except as otherwise noted)

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund*
Oliver Knobloch	Forward International Small Companies Fund	A
Michael McLaughlin	Forward International Small Companies Fund	A
Justin Hill	Forward International Small Companies Fund	A
Bill Barker	Forward International Small Companies Fund	A
Jim O’Donnell	Forward International Small Companies Fund	A
Nathan J. Rowader	Forward International Small Companies Fund	A
Paul Herber	Forward International Small Companies Fund	A
Paul Broughton	Forward International Small Companies Fund	A

*     Key to Dollar Ranges

A     None

B     $1 - $10,000

C     $10,001 - $50,000

D     $50,001 - $100,000

E     $100,001 - $500,000

F     $500,001 - $1,000,000

G     Over $1,000,000

****

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP ISC SAI 11142011